Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DODGE & COX FUNDS
Entity Central Index Key	0000029440
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Dodge & Cox Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Stock Fund
Class Name	Class I
Trading Symbol	DODGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Stock Fund — Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Stock Fund — Class I	$ 55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results (vs.

S&P 500) included the Fund's:
  Overweight position and holdings in Financials, including Fiserv, Wells Fargo, and BNY Mellon;
  Stock selection in Industrials, notably GE Aerospace; and
  Underweight position in Microsoft.
Key detractors from relative results (vs. S&P 500) included the Fund's:
  Health Care overweight position and holdings, particularly CVS Health and Sanofi;
  Stock selection and underweight position in Information Technology;
  Communication Services stock selection; and
  Positions in Occidental Petroleum and Anheuser-Busch InBev.
Key contributors to relative results (vs. Russell 1000 Value) included the Fund's:
  Stock selection in Consumer Discretionary, notably Amazon;
  Holdings and overweight position in Communication Services, including Alphabet;
  Industrials stock selection, particularly Johnson Controls International; and
  Overweight position and stock selection in Financials, including Fiserv, Wells Fargo, and BNY Mellon.
Key detractors from relative results (vs. Russell 1000 Value) included the Fund's:
  Health Care overweight position and holdings, mainly CVS Health;
  Stock selection and underweight position in Consumer Staples, notably Anheuser-Busch InBev; and
  Position in Occi
  den
  tal Petroleum.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Stock Fund — Class I	14.52	11.99	10.85
S&P 500 Index	25.02	14.53	13.10
Russell 1000 Value Index	14.37	8.68	8.49

No Deduction of Taxes [Text Block]	The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 111,649,389,997
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 440,578,199
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 111,649,389,997
Total Number of Portfolio Holdings	86
Total Advisory Fees Paid	$ 440,578,199
Portfolio Turnover Rate	15%

Holdings [Text Block]
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	24.1%
Health Care	22.2%
Industrials	13.2%
Communication Services	11.6%
Information Technology	6.5%
Energy	5.6%
Consumer Discretionary	5.5%
Materials	3.6%
Consumer Staples	3.0%
Real Estate	2.1%
Utilities	1.4%

Dodge & Cox Stock Fund - Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Stock Fund
Class Name	Class X
Trading Symbol	DOXGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Stock Fund — Class X for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Stock Fund — Class X	$ 44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results (vs.

S&P 500) included the Fund's:
  Overweight position and holdings in Financials, including Fiserv, Wells Fargo, and BNY Mellon;
  Stock selection in Industrials, notably GE Aerospace; and
  Underweight position in Microsoft.
Key detractors from relative results (vs. S&P 500) included the Fund's:
  Health Care overweight position and holdings, particularly CVS Health and Sanofi;
  Stock selection and underweight position in Information Technology;
  Communication Services stock selection; and
  Positions in Occidental Petroleum and Anheuser-Busch InBev.
Key contributors to relative results (vs. Russell 1000 Value) included the Fund's:
  Stock selection in Consumer Discretionary, notably Amazon;
  Holdings and overweight position in Communication Services, including Alphabet;
  Industrials stock selection, particularly Johnson Controls International; and
  Overweight position and stock selection in Financials, including Fiserv, Wells Fargo, and BNY Mellon.
Key detractors from relative results (vs. Russell 1000 Value) included the Fund's:
  Health Care overweight position and holdings, mainly CVS Health;
  Stock selection and underweight position in Consumer Staples, notably Anheuser-Busch InBev; and
  Position in Occidental Petroleum.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Stock Fund — Class X 1	14.63	12.04	10.88
S&P 500 Index	25.02	14.53	13.10
Russell 1000 Value Index	14.37	8.68	8.49
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Clas s I shares.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 111,649,389,997
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 440,578,199
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 111,649,389,997
Total Number of Portfolio Holdings	86
Total Advisory Fees Paid	$ 440,578,199
Portfolio Turnover Rate	15%

Holdings [Text Block]
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	24.1%
Health Care	22.2%
Industrials	13.2%
Communication Services	11.6%
Information Technology	6.5%
Energy	5.6%
Consumer Discretionary	5.5%
Materials	3.6%
Consumer Staples	3.0%
Real Estate	2.1%
Utilities	1.4%

Dodge & Cox Global Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Global Stock Fund
Class Name	Class I
Trading Symbol	DODWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Global Stock Fund — Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Stock Fund — Class I	$ 64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results included the Fund's:
  Industrials holdings, such as Johnson Controls International; and
  Positions in Barclays, Fiserv, Coherent, and BNY Mellon.
Key detractors from relative results included the Fund's:
  Overweight position and stock selection in Health Care, including CVS Health and Bayer;
  Underweight position and stock selection in Information Technology;
  Financials holdings, notably XP; and
  Positions in Occidental Petroleum and Anheuser-Busch InBev.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Global Stock Fund — Class I	5.10	8.80	7.99
MSCI ACWI Index	17.49	10.06	9.23

No Deduction of Taxes [Text Block]	The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 11,043,197,475
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 56,456,407
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 11,043,197,475
Total Number of Portfolio Holdings	206
Total Advisory Fees Paid	$ 56,456,407
Portfolio Turnover Rate	27%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	23.9%
Health Care	20.1%
Industrials	11.4%
Communication Services	10.3%
Consumer Discretionary	8.1%
Materials	8.0%
Information Technology	5.4%
Energy	4.0%
Consumer Staples	3.5%
Government	1.2%
Real Estate	0.8%
Utilities	0.7%
Region Diversification

Dodge & Cox Global Stock Fund - Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Global Stock Fund
Class Name	Class X
Trading Symbol	DOXWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Global Stock Fund — Class X for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Stock Fund — Class X	$ 53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results included the Fund's:
  Industrials holdings, such as Johnson Controls International; and
  Positions in Barclays, Fiserv, Coherent, and BNY Mellon.
Key detractors from relative results included the Fund's:
  Overweight position and stock selection in Health Care, including CVS Health and Bayer;
  Underweight position and stock selection in Information Technology;
  Financials holdings, notably XP; and
  Positions in Occidental Petroleum and Anheuser-Busch InBev.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Global Stock Fund — Class X 1	5.20	8.85	8.02
MSCI ACWI Index	17.49	10.06	9.23
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 11,043,197,475
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 56,456,407
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 11,043,197,475
Total Number of Portfolio Holdings	206
Total Advisory Fees Paid	$ 56,456,407
Portfolio Turnover Rate	27%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	23.9%
Health Care	20.1%
Industrials	11.4%
Communication Services	10.3%
Consumer Discretionary	8.1%
Materials	8.0%
Information Technology	5.4%
Energy	4.0%
Consumer Staples	3.5%
Government	1.2%
Real Estate	0.8%
Utilities	0.7%
Region Diversification

Dodge & Cox International Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox International Stock Fund
Class Name	Class I
Trading Symbol	DODFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox International Stock Fund — Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox International Stock Fund — Class I	$ 63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results (vs. MSCI ACWI ex USA) included the Fund's:
  Consumer Staples holdings, notably Imperial Brands;
  Industrials holdings, specifically Johnson Controls International;
  Consumer Discretionary holdings, including Booking; and
  Positions in Barclays and Holcim.
Key detractors from relative results (vs. MSCI ACWI ex USA) included the Fund's:
  Brazilian Financials holdings, notably Itau Unibanco and XP;
  Information Technology holdings and underweight position in the sector;
  Japanese holdings and underweight position in the region;
  Overweight position in Health Care and selected holdings, including Bayer; and
  Positions in Akzo Nobel and Stellantis.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox International Stock Fund — Class I	3.80	5.06	4.37
MSCI ACWI ex USA Index	5.53	4.10	4.80
MSCI EAFE Index	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund is using a new benchmark index, the MSCI ACWI ex USA Index. Dodge & Cox believes that this benchmark index better represents the overall applicable international equity markets.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 47,160,701,022
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 242,854,480
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 47,160,701,022
Total Number of Portfolio Holdings	198
Total Advisory Fees Paid	$ 242,854,480
Portfolio Turnover Rate	16%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	22.0%
Health Care	12.8%
Consumer Discretionary	11.7%
Materials	10.9%
Industrials	10.3%
Consumer Staples	8.2%
Information Technology	7.4%
Energy	5.9%
Communication Services	4.8%
Real Estate	1.5%
Region Diversification

Dodge & Cox International Stock Fund Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox International Stock Fund
Class Name	Class X
Trading Symbol	DOXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox International Stock Fund — Class X for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox International Stock Fund — Class X	$ 53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results (vs. MSCI ACWI ex USA) included the Fund's:
  Consumer Staples holdings, notably Imperial Brands;
  Industrials holdings, specifically Johnson Controls International;
  Consumer Discretionary holdings, including Booking; and
  Positions in Barclays and Holcim.
Key detractors from relative results (vs. MSCI ACWI ex USA) included the Fund's:
  Brazilian Financials holdings, notably Itau Unibanco and XP;
  Information Technology holdings and underweight position in the sector;
  Japanese holdings and underweight position in the region;
  Overweight position in Health Care and selected holdings, including Bayer; and
  Positions in Akzo Nobel and Stellantis.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox International Stock Fund — Class X 1	3.91	5.12	4.39
MSCI ACWI ex USA Index	5.53	4.10	4.80
MSCI EAFE Index	3.82	4.73	5.20
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund is using a new benchmark index, the MSCI ACWI ex USA Index. Dodge & Cox believes that this benchmark index better represents the overall applicable international equity markets.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 47,160,701,022
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 242,854,480
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 47,160,701,022
Total Number of Portfolio Holdings	198
Total Advisory Fees Paid	$ 242,854,480
Portfolio Turnover Rate	16%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	22.0%
Health Care	12.8%
Consumer Discretionary	11.7%
Materials	10.9%
Industrials	10.3%
Consumer Staples	8.2%
Information Technology	7.4%
Energy	5.9%
Communication Services	4.8%
Real Estate	1.5%
Region Diversification

Dodge & Cox Emerging Markets Stock Fund
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Emerging Markets Stock Fund
Class Name	Dodge & Cox Emerging Markets Stock Fund
Trading Symbol	DODEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Emerging Markets Stock Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Emerging Markets Stock Fund	$ 75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results included the Fund’s:
  South Korean holdings, including an underweight position in Samsung Electronics and position in Hancom;
  Energy holdings, specifically National Energy Services Reunited;
  Europe and Central Asia holdings; and
  Positions in Credicorp and Prosus.*
Key detractors from relative results included the Fund’s:
  Brazilian Financials holdings, specifically XP and and Itau Unibanco;
  Greater China holdings, including Tencent* and Prudential PLC;
  India holdings; and
  Position in Glencore.
*Prosus and Naspers derive significant portions of their value from their respective stakes in Tencent. During the attribution period shown, the Fund held Prosus and Tencent but did not hold Naspers. The combined total impact on return versus the index for all three names was a negative contribution of 21 basis points. One basis point is 1/100 th
of a percent.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	Since Inception (5/11/2021)
Dodge & Cox Emerging Markets Stock Fund	7.50	(1.82)
MSCI Emerging Markets Index	7.50	(3.19)

Performance Inception Date	May 11, 2021
No Deduction of Taxes [Text Block]	The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 377,246,973
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 1,873,498
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 377,246,973
Total Number of Portfolio Holdings	335
Total Advisory Fees Paid	$ 1,873,498
Portfolio Turnover Rate	23%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Ten Largest Countries
China	25.2%
Taiwan	14.3%
India	9.7%
South Korea	8.6%
Brazil	8.0%
Mexico	3.8%
Peru	2.5%
Hong Kong	2.5%
United States	2.2%
Thailand	2.0%
Sector Diversification

Dodge & Cox Balanced Fund Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Balanced Fund
Class Name	Class I
Trading Symbol	DODBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Balanced Fund — Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting peri od.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Balanced Fund — Class I	$ 54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Portfolio (vs. S&P 500 Index)
Key contributors to relative results included the portfolio's:
  Stock selection in Industrials; and
  Positions in Fiserv, Microsoft, Wells Fargo, and Imperial Brands.
Key detractors from relative results included the portfolio's:
  Health Care overweight and holdings, mainly CVS Health;
  Stock selection and underweight position in Information Technology;
  Communication Services holdings; and
  Positions in Occidental Petroleum and Anheuser-Busch InB
  ev.
Fixed Income Portfolio (vs. Bloomberg U.S. Aggregate Bond Index)
Key contributors to relative results included the portfolio's:
  Credit security selection, most notably Pemex, British American Tobacco, TC Energy, and Pros us;
  Below-benchmark duration position;
  Underweight position in U.S. Treasuries and overweight position in corporate bonds; and
  Agency* mortgage-backed securities (MBS) holdings, which outperformed the MBS in the benchma
  rk.
Key detractors to relative results included the Fund’s:
  There were no notable fixed income detractors during the period.
*The

U.S. Government does not guarantee the Fund’s shares, yield, or net asset value. The agency guarantee (by, for example, Ginnie Mae, Fannie Mae, or Freddie M
ac)
does not eliminate market risk.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Balanced Fund — Class I	8.84	8.12	7.95
S&P 500 Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Combined Index	15.04	8.67	8.53

No Deduction of Taxes [Text Block]	The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends and/or interest income but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 14,270,673,456
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 57,651,270
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 14,270,673,456
Total Number of Portfolio Holdings	482
Total Advisory Fees Paid	$ 57,651,270
Portfolio Turnover Rate	22%

Holdings [Text Block]
Graphical Representations of Holdings
The table and charts below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Asset
Allocation
Common Stocks	63.9%
Debt Securities	33.1%
Net Cash & Other (a)	3.0%
(a)	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.
Equity Sector Diversification
Fixed Income Sector Diversification

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fun
d’s
prospectus, which is available as at
dodgeandcox.com/documents
or upon request at
1-800-621-3979
.
On October 24, 2024, shareholders of the Dodge & Cox Balanced Fund approved amending the Fund’s investment objective from “The Fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income” to “The Fund seeks income and long-term capital appreciation.”

This change did not affect the Fund’s investment strategies, investment portfolio, or principal risks and did not result in any increase in the management fee payable by the Balanced Fund to Dodge & Cox.

Material Fund Change Objectives [Text Block]	On October 24, 2024, shareholders of the Dodge & Cox Balanced Fund approved amending the Fund’s investment objective from “The Fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income” to “The Fund seeks income and long-term capital appreciation.”

This change did not affect the Fund’s investment strategies, investment portfolio, or principal risks and did not result in any increase in the management fee payable by the Balanced Fund to Dodge & Cox.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fun
d’s
prospectus, which is available as at
dodgeandcox.com/documents
or upon request at
1-800-621-3979
.
Updated Prospectus Phone Number	1-800-621-3979
Updated Prospectus Web Address	dodgeandcox.com/documents
Dodge & Cox Balanced Fund - Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Balanced Fund
Class Name	Class X
Trading Symbol	DOXBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Balanced Fund — Class X for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Balanced Fund — Class X	$ 45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Portfolio (vs. S&P 500 Index)
Key contributors to relative results included the
portfolio's
:
  Stock selection in Industrials; and
  Positions in Fiserv, Microsoft, Wells Fargo, and Imperial Brands.
Key detractors from relative results included the portfolio's:
  Health Care overweight and holdings, mainly CVS Health;
  Stock selection and underweight position in Information Technology;
  Communication Services holdings; and
  Positions in Occidental Petroleum and Anheuser-Busch InBev.
Fixed Income Portfolio (vs. Bloomberg U.S. Aggregate Bond Index)
Key contributors to relative results included the portfolio's:
  Credit security selection, most notably Pemex, British American Tobacco, TC Energy, and Prosus;
  Below-benchmark duration position;
  Underweight position in U.S. Treasuries and overweight position in corporate bonds; and
  Agency* mortgage-backed securities (MBS) holdings, which outperformed the MBS in the benchmark.
Key detractors to relative results included the Fund’s:
  There were no notable fixed income detractors during the period.
*The

U.S. Government does not guarantee the Fund’s shares, yield, or net asset value. The agency guarantee (by, for example, Ginnie Mae, Fannie Mae, or Freddie Mac) does not eliminate market risk.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Balanced Fund — Class X 1	8.95	8.18	7.98
S&P 500 Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Combined Index	15.04	8.67	8.53
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends and/or interest income but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 14,270,673,456
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 57,651,270
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 14,270,673,456
Total Number of Portfolio Holdings	482
Total Advisory Fees Paid	$ 57,651,270
Portfolio Turnover Rate	22%

Holdings [Text Block]
Graphical Representations of Holdings
The table and charts below provide information related to the holdings of the Fund, excluding derivatives
unless otherwise noted, represented as a percentage of Fund total net assets.
Asset
Allocation
Common Stocks	63.9%
Debt Securities	33.1%
Net Cash & Other (a)	3.0%
(a)	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.
Equity Sector Diversification
Fixed Income Sector Diversification

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since
January 1, 2024
. For more complete information, you may review the Fund’s prospectus, which is available as at
dodgeandcox.com/documents
or upon request at
1-800-621-3979
.
On October 24, 2024, shareholders of the Dodge & Cox Balanced Fund approved amending the Fund’s investment objective from “The Fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income” to “The Fund seeks income and long-term capital appreciation.”

This change did not affect the Fund’s investment strategies, investment portfolio, or principal risks and did not result in any increase in the management fee payable by the Balanced Fund to Dodge & Cox.

Material Fund Change Objectives [Text Block]	On October 24, 2024, shareholders of the Dodge & Cox Balanced Fund approved amending the Fund’s investment objective from “The Fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income” to “The Fund seeks income and long-term capital appreciation.”

This change did not affect the Fund’s investment strategies, investment portfolio, or principal risks and did not result in any increase in the management fee payable by the Balanced Fund to Dodge & Cox.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since
January 1, 2024
. For more complete information, you may review the Fund’s prospectus, which is available as at
dodgeandcox.com/documents
or upon request at
1-800-621-3979
.
Updated Prospectus Phone Number	1-800-621-3979
Updated Prospectus Web Address	dodgeandcox.com/documents
Dodge & Cox Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Income Fund
Class Name	Class I
Trading Symbol	DODIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Income Fund — Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Income Fund — Class I	$ 41	0.41%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results included the Fund’s:
  Credit issuer selection, most notably Pemex, as well as Prosus, TC Energy, and Charter Communications;
  Underweight position in U.S. Treasuries and overweight position in Financials;
  Compositional selection within Agency MBS pass-throughs; and
  Ginnie Mae-guaranteed Home Equity Conversion Mortgage holdings (also known as reverse mortgages), which performed well.
Key detractors to relative results included the Fund’s:
  Yield curve positioning as the curve steepened.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Income Fund — Class I	2.26	1.26	2.47
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35

No Deduction of Taxes [Text Block]	The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include interest income but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 89,831,247,534
Holdings Count | Holding	1,431
Advisory Fees Paid, Amount	$ 241,184,797
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 89,831,247,534
Total Number of Portfolio Holdings	1,431
Total Advisory Fees Paid	$ 241,184,797
Portfolio Turnover Rate	14%

Holdings [Text Block]
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Securitized	48.7%
Corporate	26.9%
U.S. Treasury	19.5%
Government-Related	3.3%

Dodge & Cox Income Fund - Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Income Fund
Class Name	Class X
Trading Symbol	DOXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Income Fund — Class X for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Income Fund — Class X	$ 33	0.33%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results included the Fund’s:
  Credit issuer selection, most notably Pemex, as well as Prosus, TC Energy, and Charter Communications;
  Underweight position in U.S. Treasuries and overweight position in Financials;
  Compositional selection within Agency MBS pass-throughs; and
  Ginnie Mae-guaranteed Home Equity Conversion Mortgage holdings (also known as reverse mortgages), which performed well.
Key detractors to relative results included the Fund’s:
  Yield curve positioning as the curve steepened.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Income Fund — Class X 1	2.34	1.31	2.49
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include interest income but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 89,831,247,534
Holdings Count | Holding	1,431
Advisory Fees Paid, Amount	$ 241,184,797
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 89,831,247,534
Total Number of Portfolio Holdings	1,431
Total Advisory Fees Paid	$ 241,184,797
Portfolio Turnover Rate	14%

Holdings [Text Block]
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Securitized	48.7%
Corporate	26.9%
U.S. Treasury	19.5%
Government-Related	3.3%

Dodge & Cox Global Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Global Bond Fund
Class Name	Class I
Trading Symbol	DODLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Global Bond Fund — Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Bond Fund — Class I	$ 45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors included the Fund's:
  Exposure to Corporate bonds (41%*), with British American Tobacco, Prosus, and TC Energy among the strongest-performing holdings;
  Exposure to several government-related credits, including Pemex; and
  Exposure to interest rates in several emerging market countries, including South Africa, South Korea, and Peru.
Key detractors included the Fund's:
  Exposure to local currency government bonds in Brazil and Mexico; and
  Exposure to a number of currencies, including the Japanese yen, Norwegian krone, and Korean won.
*Figures in this section denote Fund positioning at the beginning of the
period.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Global Bond Fund — Class I	0.57	2.84	3.45
Bloomberg Global Aggregate Bond Index (USD Hedged)	3.40	0.48	2.01

No Deduction of Taxes [Text Block]	The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include interest income but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 3,196,161,310
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 10,366,415
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 3,196,161,310
Total Number of Portfolio Holdings	277
Total Advisory Fees Paid	$ 10,366,415
Portfolio Turnover Rate	38%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless
otherwise noted, represented as a percentage of Fund total net assets.
Five Largest Countries
United States	50.7%
United Kingdom	6.7%
Mexico	5.0%
Brazil	4.1%
Japan	3.8%
Sector Diversification

Dodge & Cox Global Bond Fund - Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Global Bond Fund
Class Name	Class X
Trading Symbol	DOXLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Global Bond Fund — Class X for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Bond Fund — Class X	$ 37	0.37%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors included the Fund's:
  Exposure to Corporate bonds (41%*), with British American Tobacco, Prosus, and TC Energy among the strongest-performing holdings;
  Exposure to several government-related credits, including Pemex; and
  Exposure to interest rates in several emerging market countries, including South Africa, South Korea, and Peru.
Key detractors included the Fund's:
  Exposure to local currency government bonds in Brazil and Mexico; and
  Exposure to a number of currencies, including the Japanese yen, Norwegian krone, and Korean won.
*Figures in this section denote Fund positioning at the beginning of the period.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Global Bond Fund — Class X 1	0.65	2.88	3.47
Bloomberg Global Aggregate Bond Index (USD Hedged)	3.40	0.48	2.01
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include interest income but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 3,196,161,310
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 10,366,415
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 3,196,161,310
Total Number of Portfolio Holdings	277
Total Advisory Fees Paid	$ 10,366,415
Portfolio Turnover Rate	38%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Five Largest Countries
United States	50.7%
United Kingdom	6.7%
Mexico	5.0%
Brazil	4.1%
Japan	3.8%
Sector Diversification